UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21698
                                                     ---------

            The Gabelli Global Gold, Natural Resources & Income Trust
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                                          [LOGO]

                                                              THE GABELLI
                                                              GLOBAL GOLD,
                                                              NATURAL RESOURCES
                                                              & INCOME TRUST

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                              First Quarter Report
                                 March 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Global Gold, Natural Resources & Income Trust's (the "Fund") net asset value ("NAV") total return was 0.8% during the first quarter of 2008, compared with a decline of 3.5% and a gain of 2.2% for the Chicago Board Options Exchange ("CBOE") S&P 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund's publicly traded shares was (8.4)% during the first quarter. On March 31, 2008, the Fund's NAV per share was $29.29, while the price of the publicly traded shares closed at $26.30 on the American Stock Exchange.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------

                                                                                            Since
                                                                                          Inception
                                                              Quarter   1 Year   2 Year   (03/31/05)
                                                              -------   ------   ------   ----------
GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
   NAV TOTAL RETURN (b) ...................................     0.75%   24.74%   21.09%     24.05%
   INVESTMENT TOTAL RETURN (c) ............................    (8.44)    6.25    15.51      17.79
CBOE S&P 500 Buy/Write Index ..............................    (3.46)    2.03     5.68       6.56
Philadelphia Gold & Silver Index ..........................     2.15    30.01    12.86      24.83
Amex Energy Select Sector Index ...........................    (6.20)   24.56    18.33      21.66
Lehman Brothers Government/Corporate Bond Index ...........     2.53     8.35     7.36       5.55

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE CBOE S&P 500 BUY/WRITE INDEX IS AN UNMANAGED BENCHMARK INDEX DESIGNED TO REFLECT THE RETURN ON A PORTFOLIO THAT CONSISTS OF A LONG POSITION IN THE STOCKS IN THE S&P 500 INDEX AND A SHORT POSITION IN A S&P 500 (SPX) CALL OPTION. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE AMEX ENERGY SELECT SECTOR INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE U.S. COMPANIES INVOLVED IN THE DEVELOPMENT OR PRODUCTION OF ENERGY PRODUCTS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED
      RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. DIVIDENDS AND INTEREST INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS -- 98.1%
               ENERGY AND ENERGY SERVICES -- 36.8%
     120,000   Allis-Chalmers Energy Inc.+ .....................................................................   $     1,654,800
      30,000   Baker Hughes Inc. ...............................................................................         2,055,000
     348,000   BJ Services Co. (a) .............................................................................         9,921,480
     122,000   BP plc, ADR .....................................................................................         7,399,300
      43,000   Chesapeake Energy Corp. .........................................................................         1,984,450
      54,600   Chevron Corp. ...................................................................................         4,660,656
      65,000   ConocoPhillips ..................................................................................         4,953,650
     140,000   Devon Energy Corp. (a) ..........................................................................        14,606,200
      55,000   Diamond Offshore Drilling Inc. ..................................................................         6,402,000
      10,000   Equitable Resources Inc. ........................................................................           589,000
      60,000   Exxon Mobil Corp. (a) ...........................................................................         5,074,800
      65,000   Galp Energia SGPS SA, Cl. B .....................................................................         1,550,575
     247,000   Halliburton Co. (a) .............................................................................         9,714,510
     195,000   Imperial Oil Ltd. ...............................................................................        10,220,663
     186,000   Lamprell plc ....................................................................................         1,476,571
     110,000   Marathon Oil Corp. ..............................................................................         5,016,000
     174,000   Murphy Oil Corp. (a) ............................................................................        14,292,360
     220,000   Nabors Industries Ltd.+ .........................................................................         7,429,400
     240,000   Noble Corp. (a) .................................................................................        11,920,800
     220,000   Petroleo Brasileiro SA, ADR (a) .................................................................        22,464,200
     150,000   Rowan Companies Inc. (a) ........................................................................         6,177,000
     100,000   Royal Dutch Shell plc, Cl. A ....................................................................         3,447,318
     150,000   Saipem SpA ......................................................................................         6,071,897
     100,000   Sasol Ltd., ADR .................................................................................         4,839,000
     150,000   StatoilHydro ASA, ADR ...........................................................................         4,480,500
     152,500   Suncor Energy Inc. (a) ..........................................................................        14,693,375
      60,000   Technip SA ......................................................................................         4,672,803
     117,500   Tesoro Corp. ....................................................................................         3,525,000
      20,000   Total SA, ADR ...................................................................................         1,480,200
      83,000   Transocean Inc.+ ................................................................................        11,221,600
     104,800   Valero Energy Corp. (a) .........................................................................         5,146,728
     194,000   Weatherford International Ltd.+ (a) .............................................................        14,059,180
     166,400   Williams Companies Inc. (a) .....................................................................         5,487,872
     246,250   XTO Energy Inc. (a) .............................................................................        15,233,025
                                                                                                                   ---------------
                                                                                                                       243,921,913
                                                                                                                   ---------------
               EXCHANGE TRADED FUNDS -- 0.5%
      16,000   ETFS Physical Platinum+ .........................................................................         3,296,000
                                                                                                                   ---------------
               METALS AND MINING -- 60.8%
    363,000    Agnico-Eagle Mines Ltd. (a) .....................................................................        24,578,730
    160,000    Alcoa Inc. (a) ..................................................................................         5,769,600
      3,000    Anglo American plc ..............................................................................           180,285
     78,000    Anglo Platinum Ltd. .............................................................................        11,445,129
    138,500    AngloGold Ashanti Ltd., ADR .....................................................................         4,703,460
    597,061    Aquila Resources Ltd.+ ..........................................................................         5,472,916
    454,000    Barrick Gold Corp. (a) ..........................................................................        19,726,300
    170,000    BHP Billiton Ltd., ADR (a) ......................................................................        11,194,500
    217,500    Companhia Vale do Rio Doce, ADR .................................................................         7,534,200

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
     640,000   Eldorado Gold Corp.+ ............................................................................   $     4,414,438
     200,000   Equinox Minerals Ltd.+ ..........................................................................           950,850
      35,000   Eurasian Natural Resources Corp.+ ...............................................................           684,204
     250,000   Franco-Nevada Corp.+ ............................................................................         4,932,047
     178,200   Freeport-McMoRan Copper & Gold Inc. .............................................................        17,146,404
     200,000   Gold Fields Ltd. ................................................................................         2,836,005
   1,041,800   Gold Fields Ltd., ADR (a) .......................................................................        14,408,094
     369,500   Goldcorp Inc. (a) ...............................................................................        14,318,125
     377,700   Harmony Gold Mining Co. Ltd., ADR+ ..............................................................         4,471,968
     728,000   Hochschild Mining plc ...........................................................................         6,328,299
     342,500   IAMGOLD Corp. ...................................................................................         2,539,262
     406,000   Impala Platinum Holdings Ltd. ...................................................................        15,669,297
     715,600   Ivanhoe Mines Ltd., New York+ ...................................................................         7,384,992
      50,000   Ivanhoe Mines Ltd., New York+ (b) ...............................................................           516,000
      48,000   Ivanhoe Mines Ltd., Toronto+ ....................................................................           500,365
     850,000   Kagara Ltd. .....................................................................................         3,402,453
     100,000   Kazakhmys plc ...................................................................................         3,169,469
     349,656   Kingsgate Consolidated Ltd.+ ....................................................................         1,406,024
   1,150,000   Kinross Gold Corp.+ (a) .........................................................................        25,426,500
   6,483,488   Lihir Gold Ltd.+ ................................................................................        21,271,706
     202,320   Lonmin plc ......................................................................................        12,331,053
     285,600   Lundin Mining Corp.+ ............................................................................         1,939,224
   1,000,000   Minara Resources Ltd. ...........................................................................         5,547,379
     744,307   Newcrest Mining Ltd. ............................................................................        22,699,039
     359,400   Newmont Mining Corp. (a) ........................................................................        16,280,820
   1,545,000   Oxiana Ltd. .....................................................................................         4,490,087
   6,580,000   Pan Australian Resources Ltd.+ ..................................................................         6,284,075
     567,400   Randgold Resources Ltd., ADR ....................................................................        26,293,316
      30,000   Rio Tinto plc, ADR ..............................................................................        12,355,200
     316,600   Teck Cominco Ltd., Cl. B ........................................................................        12,982,312
      70,000   Vedanta Resources plc ...........................................................................         2,911,862
     274,335   Xstrata plc .....................................................................................        19,202,961
   1,032,000   Yamana Gold Inc., New York (a) ..................................................................        15,087,840
     100,000   Yamana Gold Inc., Toronto .......................................................................         1,467,193
                                                                                                                   ---------------
                                                                                                                       402,253,983
                                                                                                                   ---------------
               TOTAL COMMON STOCKS .............................................................................       649,471,896
                                                                                                                   ---------------
               WARRANTS -- 0.0%
               METALS AND MINING -- 0.0%
      62,500   Franco-Nevada Corp., expire 03/13/12+ ...........................................................           208,642
                                                                                                                   ---------------

 PRINCIPAL
   AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 1.9%
               U.S. TREASURY BILLS -- 1.8%
$ 12,151,000   U.S. Treasury Bills, 1.132% to 2.346%++,
                  04/03/08 to 09/18/08 .........................................................................        12,125,806
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

  PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                                                               VALUE
------------                                                                                                       ---------------
               U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
               U.S. TREASURY NOTES -- 0.1%
$    383,000   U.S. Treasury Note,
                  5.000%, 07/31/08 .............................................................................   $       387,638
                                                                                                                   ---------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS ...............................................................        12,513,444
                                                                                                                   ---------------
               TOTAL INVESTMENTS -- 100.0%
                  (Cost $481,849,677) ..........................................................................   $   662,193,982
                                                                                                                   ===============

----------
            Aggregate book cost ................................................................................   $   481,849,677
                                                                                                                   ===============
            Gross unrealized appreciation ......................................................................   $   193,011,903
            Gross unrealized depreciation ......................................................................       (12,667,598)
                                                                                                                   ---------------
            Net unrealized appreciation/depreciation .........................................................     $   180,344,305
                                                                                                                   ===============

   SHARES
------------
               COMMON STOCKS SOLD SHORT -- (0.9)%
               EXCHANGE TRADED FUNDS -- (0.9)%
     (70,000)  United States Oil Fund LP .......................................................................   $    (5,695,200)
                                                                                                                   ---------------
               TOTAL COMMON STOCKS SOLD SHORT
                  (Total proceeds $5,086,254) ..................................................................   $    (5,695,200)
                                                                                                                   ===============
               OPTION CONTRACTS WRITTEN -- (2.7)%

  NUMBER OF                                                                                     EXPIRATION DATE/
  CONTRACTS                                                                                      EXERCISE PRICE
------------                                                                                    ----------------
               CALL OPTIONS WRITTEN -- (2.7)%
       2,630   Agnico-Eagle Mines Ltd. ......................................................     May 08/70        $     1,025,700
       1,000   Agnico-Eagle Mines Ltd. ......................................................     Aug. 08/80               435,000
       1,570   Alcoa Inc. ...................................................................     Jan. 09/50               160,140
          30   Alcoa Inc. ...................................................................     Jan. 10/50                 8,100
       1,000   AngloGold Ashanti Ltd., ADR ..................................................     Apr. 08/35                90,000
         385   AngloGold Ashanti Ltd., ADR ..................................................     Apr. 08/40                 3,850
         300   Baker Hughes Inc. ............................................................     Apr. 08/80                 3,750
       2,200   Barrick Gold Corp. ...........................................................     Apr. 08/50                59,400
         142   Barrick Gold Corp. ...........................................................     Apr. 08/55                   710
       1,000   Barrick Gold Corp. ...........................................................     May 08/50                 95,000
       1,200   Barrick Gold Corp. ...........................................................     Jul. 08/55               180,000
         500   BHP Billiton Ltd., ADR .......................................................     Apr. 08/70                45,000
         350   BHP Billiton Ltd., ADR .......................................................     May 08/70                 99,750
         850   BHP Billiton Ltd., ADR .......................................................     May 08/75                106,250
       2,280   BJ Services Co. ..............................................................     Apr. 08/25               934,800
       1,200   BJ Services Co. ..............................................................     May 08/30                126,000
         750   BP plc, ADR ..................................................................     Apr. 08/70                 5,625
       1,220   BP plc, ADR ..................................................................     Apr. 08/90                 6,100
         500   BP plc, ADR ..................................................................     Jul. 08/75                15,000
         350   Chevron Corp. ................................................................     Apr. 08/90                14,000

  NUMBER OF                                                                                     EXPIRATION DATE/        MARKET
  CONTRACTS                                                                                      EXERCISE PRICE         VALUE
------------                                                                                    ----------------   ---------------
         196   Chevron Corp. ................................................................     Jun. 08/90       $        43,120
         500   Companhia Vale do Rio Doce, ADR ..............................................     Apr. 08/32.50            136,000
       1,000   Companhia Vale do Rio Doce, ADR ..............................................     Apr. 08/37.50             36,000
         200   Companhia Vale do Rio Doce, ADR ..............................................     May 08/32.50              64,000
         475   Companhia Vale do Rio Doce, ADR ..............................................     Jun. 08/35               134,900
         200   ConocoPhillips ...............................................................     Apr. 08/85                 2,800
         300   ConocoPhillips ...............................................................     May 08/85                 23,100
         150   ConocoPhillips ...............................................................     May 08/90                  3,750
         691   Devon Energy Corp. ...........................................................     Apr. 08/100              407,690
         209   Devon Energy Corp. ...........................................................     Apr. 08/105               73,150
         500   Devon Energy Corp. ...........................................................     Jul. 08/110              336,500
         550   Diamond Offshore Drilling Inc. ...............................................     Apr. 08/130               31,625
       3,200   Eldorado Gold Corp.(c) .......................................................     Apr. 08/7                109,114
       3,200   Eldorado Gold Corp. ..........................................................     Apr. 08/7.50              32,000
         100   Equitable Resources Inc. .....................................................     Jan. 09/75                16,000
         300   Exxon Mobil Corp. ............................................................     Apr. 08/90                15,000
         300   Exxon Mobil Corp. ............................................................     Apr. 08/95                 3,000
       1,280   Freeport-McMoRan Copper & Gold Inc. ..........................................     May 08/110               358,400
       3,548   Gold Fields Ltd., ADR ........................................................     Apr. 08/17.50             35,480
       3,375   Gold Fields Ltd., ADR ........................................................     Apr. 08/20                25,313
       1,500   Gold Fields Ltd., ADR ........................................................     Jul. 08/17.50             90,000
       2,500   Gold Fields Ltd., ADR ........................................................     Jul. 08/20                81,250
       1,695   Goldcorp Inc. ................................................................     Apr. 08/40               211,875
       1,000   Goldcorp Inc. ................................................................     Apr. 08/42.50             55,000
       1,000   Goldcorp Inc. ................................................................     Jul. 08/45               190,000
       2,470   Halliburton Co. ..............................................................     Apr. 08/37.50            545,870
       1,500   Harmony Gold Mining Co. Ltd., ADR ............................................     Apr. 08/11               215,520
       1,277   Harmony Gold Mining Co. Ltd., ADR ............................................     May 08/15                 25,540
       1,000   IAMGOLD Corp. ................................................................     Apr. 08/7.50              30,000
         329   IAMGOLD Corp.(c) .............................................................     Apr. 08/8                  6,410
       2,096   IAMGOLD Corp.(c) .............................................................     May 08/9                  34,714
       1,364   Imperial Oil Ltd.(c) .........................................................     May 08/56                196,006
       5,600   Ivanhoe Mines Ltd. ...........................................................     Apr. 08/12.50             70,000
       2,536   Ivanhoe Mines Ltd.(c) ........................................................     Jun. 08/11               302,655
         500   Kinross Gold Corp. ...........................................................     Apr. 08/25                17,500
      11,000   Kinross Gold Corp. ...........................................................     May 08/25                990,000
       6,000   Lihir Gold Ltd.(d) ...........................................................     Apr. 08/4.80              84,977
       2,856   Lundin Mining Corp. ..........................................................     Jun. 08/10                57,120
         600   Marathon Oil Corp. ...........................................................     Apr. 08/55                 6,000
         500   Marathon Oil Corp. ...........................................................     Jul. 08/55                69,000
       1,240   Murphy Oil Corp. .............................................................     Apr. 08/80               432,760
         500   Murphy Oil Corp. .............................................................     May 08/85                140,000

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

 NUMBER OF                                                                                      EXPIRATION DATE/       MARKET
 CONTRACTS                                                                                       EXERCISE PRICE         VALUE
------------                                                                                    ----------------   -------------
               OPTION CONTRACTS WRITTEN (CONTINUED)
               CALL OPTIONS WRITTEN (CONTINUED)
       1,000   Nabors Industries Ltd. .......................................................     Apr. 08/32.50    $     190,000
       1,200   Nabors Industries Ltd. .......................................................     Jun. 08/35             219,600
         275   Newcrest Mining Corp.(d) .....................................................     Apr. 08/39.24          160,439
         275   Newcrest Mining Corp.(d) .....................................................     Jun. 08/42             377,984
       1,000   Newmont Mining Corp. .........................................................     Apr. 08/55              13,000
       1,000   Newmont Mining Corp. .........................................................     May 08/52.50            81,000
       1,594   Newmont Mining Corp. .........................................................     Jun. 08/55             154,618
         500   Noble Corp. ..................................................................     Apr. 08/52.50           37,500
         400   Noble Corp. ..................................................................     Jun. 08/52.50          136,000
       1,500   Noble Corp. ..................................................................     Jun. 08/55             285,000
       6,580   Pan Australian Resources Ltd. ................................................     Jun. 08/1.15           661,482
         500   Petroleo Brasileiro SA, ADR ..................................................     Apr. 08/120             17,500
         500   Petroleo Brasileiro SA, ADR ..................................................     Apr. 08/125             10,000
       1,000   Petroleo Brasileiro SA, ADR ..................................................     Jul. 08/140            127,500
         348   Randgold Resources Ltd., ADR .................................................     Apr. 08/45             111,360
       2,000   Randgold Resources Ltd., ADR .................................................     Apr. 08/50             200,000
       2,976   Randgold Resources Ltd., ADR .................................................     Jun. 08/55             632,400
         350   Randgold Resources Ltd., ADR .................................................     Jun. 08/60              42,000
         800   Rowan Companies Inc. .........................................................     Apr. 08/42.50           68,000
         700   Rowan Companies Inc. .........................................................     Jul. 08/42.50          224,000
         150   Saipem SpA(e) ................................................................     May 08/28               59,647
         500   Sasol Ltd., ADR ..............................................................     Apr. 08/50              62,500
         500   Sasol Ltd., ADR ..............................................................     Apr. 08/55               7,500
       1,178   StatoilHydro ASA, ADR ........................................................     Apr. 08/30             114,855
         322   StatoilHydro ASA, ADR ........................................................     Apr. 08/35               3,220
         876   Suncor Energy Inc. ...........................................................     Apr. 08/110             26,280
         413   Suncor Energy Inc. ...........................................................     Jun. 08/110            115,640
         600   Technip SA(e) ................................................................     Jun. 08/60              68,202
       1,208   Teck Cominco Ltd., Cl. B(c) ..................................................     May 08/34            1,017,994
       1,208   Teck Cominco Ltd., Cl. B(c) ..................................................     May 08/36              806,157
         425   Tesoro Corp. .................................................................     May 08/40               21,250
         750   Tesoro Corp. .................................................................     May 08/50               11,250
         200   Total SA, ADR ................................................................     May 08/80               21,000
         830   Transocean Inc. ..............................................................     May 08/150             203,350
         500   Valero Energy Corp. ..........................................................     Jun. 08/65              25,500
         250   Valero Energy Corp. ..........................................................     Jun. 08/70               6,250
       1,940   Weatherford International Ltd. ...............................................     May 08/70            1,261,000
       1,664   Williams Companies Inc. ......................................................     May 08/37.50            41,600

 NUMBER OF                                                                                      EXPIRATION DATE/       MARKET
 CONTRACTS                                                                                       EXERCISE PRICE         VALUE
------------                                                                                    ----------------   -------------
         490   XTO Energy Inc. ..............................................................     Apr. 08/60       $     161,700
       1,970   XTO Energy Inc. ..............................................................     Jan. 09/80             429,046
       5,068   Yamana Gold Inc. .............................................................     Apr. 08/17.50           50,680
         917   Yamana Gold Inc.(c) ..........................................................     Jun. 08/19              42,435
       1,000   Yamana Gold Inc. .............................................................     Jul. 08/15             165,000
         252   Yamana Gold Inc. .............................................................     Jul. 08/17.50           23,940
       4,000   Yamana Gold Inc. .............................................................     Jul. 08/20             180,000
                                                                                                                   -------------
               TOTAL CALL OPTIONS WRITTEN
                  (Premiums received $28,471,978) ..............................................................   $  17,828,693
                                                                                                                   =============
----------
            Aggregate premiums and proceeds ....................................................................   $  33,558,232
                                                                                                                   =============
            Gross unrealized appreciation ......................................................................   $  15,107,086
            Gross unrealized depreciation ......................................................................      (5,072,747)
                                                                                                                   -------------
            Net unrealized appreciation/depreciation .........................................................     $  10,034,339
                                                                                                                   =============

----------
(a) Securities, or a portion thereof, with a value of $206,350,861 pledged as collateral for short sale and options written.

(b) At March 31, 2008, the Fund held investments in a restricted security amounting to $516,000 or 0.08% of total investments, which were value under methods approved by the Board of Trustees as follows:

                                                                                                                  3/31/08
ACQUISITION                                                                       ACQUISITION   ACQUISITION   CARRYING VALUE
  SHARES       ISSUER                                                                DATE          COST          PER UNIT
------------   ----------------------------------------------------------------   -----------   -----------   --------------
      50,000   Ivanhoe Mines Ltd., New York ...................................     04/25/05     $ 337,529      $ 10.3200

(c)   Exercise price denoted in Canadian dollars.

(d)   Exercise price denoted in Australian dollars.

(e)   Exercise price denoted in Euros.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                                                         % OF
                                                         MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION                               VALUE        VALUE
-----------------------------------------------------   -------   -------------
LONG POSITIONS
North America .......................................    49.8%    $ 330,091,657
Europe ..............................................    17.4       115,171,037
Asia/Pacific ........................................    12.5        82,452,383
Latin America .......................................    11.3        74,629,380
South Africa/Africa/Middle East .....................     9.0        59,849,525
                                                        -----     -------------
Total Investments ...................................   100.0%    $ 662,193,982
                                                        =====     =============
SHORT POSITIONS
North America .......................................    (2.6)%   $ (17,213,299)
Latin America .......................................    (0.5)       (2,858,350)
Asia/Pacific ........................................    (0.2)       (1,535,883)
Europe ..............................................    (0.2)       (1,279,409)
South Africa ........................................    (0.1)         (636,952)
                                                        -----     -------------
Total Investments ...................................    (3.6)%   $ (23,523,893)
                                                        =====     =============

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157") On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                                 OTHER FINANCIAL
                                                INVESTMENTS IN     INSTRUMENTS
                                                  SECURITIES       (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)    DEPRECIATION)*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $  634,754,750               --
Level 2 - Other Significant Observable Inputs        3,915,339   $     (521,458)
                                                --------------   ---------------
Total                                           $  638,670,089   $     (521,458)
                                                ==============   ===============

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

2. SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into an equity swap agreement with Morgan Stanley & Co. Incorporated. Details of the swap at March 31, 2008 is as follows:

                                                                                          NET
          NOTIONAL             EQUITY SECURITY      INTEREST RATE/      TERMINATION    UNREALIZED
           AMOUNT                 RECEIVED       EQUITY SECURITY PAID       DATE      DEPRECIATION
---------------------------   ----------------   --------------------   -----------   ------------
                                                     3 Month LIBOR
                                                   plus 45 bps plus
                                Market Value         Market Value
                              Appreciation on:     Depreciation on:
                               MMX Mineracao e      MMX Mineracao e
$15,892,674 (28,600 Shares)     Metalicos SA         Metalicos SA         03/06/09     $(521,458)

                                     [FLAGS]

                              TRUSTEES AND OFFICERS
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                            OFFICERS

Anthony J. Colavita                                 Bruce N. Alpert
   ATTORNEY-AT-LAW,                                    PRESIDENT
   ANTHONY J. COLAVITA, P.C.
                                                    Carter W. Austin
James P. Conn                                          VICE PRESIDENT
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                        Peter D. Goldstein
   FINANCIAL SECURITY ASSURANCE                        CHIEF COMPLIANCE OFFICER
   HOLDINGS LTD.
                                                    Molly A.F. Marion
Mario d'Urso                                           ASSISTANT VICE PRESIDENT & OMBUDSMAN
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA
                                                    Agnes Mullady
Vincent D. Enright                                     TREASURER AND SECRETARY
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,                         INVESTMENT ADVISER
   KEYSPAN CORP.                                    Gabelli Funds, LLC
                                                    One Corporate Center
Frank J. Fahrenkopf, Jr.                            Rye, New York 10580-1422
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION                      CUSTODIAN
                                                    Mellon Trust of New England, N.A.
Michael J. Melarkey
   ATTORNEY-AT-LAW,                                 COUNSEL
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN            Skadden, Arps, Slate, Meagher & Flom LLP

Salvatore M. Salibello                              TRANSFER AGENT AND REGISTRAR
   CERTIFIED PUBLIC ACCOUNTANT,                     American Stock Transfer and Trust Company
   SALIBELLO & BRODER, LLP
                                                    STOCK EXCHANGE LISTING
Anthonie C. van Ekris                                                                      6.625%
   CHAIRMAN, BALMAC INTERNATIONAL, INC.                                      Common      Preferred
                                                                           ----------   -----------
Salvatore J. Zizza                                  Amex-Symbol:               GGN       GGN PrA
   CHAIRMAN, ZIZZA & CO., LTD.                      Shares Outstanding:    18,117,515   4,000,000



The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting ww.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its Series A Cumulative Preferred Shares in the open market when the preferred shares are trading at a discount to the liquidation value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL GOLD, NATURAL
RESOURCES & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                       FIRST QUARTER REPORT
                                                       MARCH 31, 2008

                                                                     GGN 1Q/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Gold, Natural Resources & Income Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.